SCHEDULE OF INFORMATION ABOUT ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Accrued salary	¥ 458	¥ 402
Others	398	397
Accrued Liabilities and other payables	¥ 856	¥ 799